Property, Plant and Equipment, Net	12 Months Ended
Jun. 30, 2026
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, stated at cost less accumulated depreciation, consisted of the following:

	As of June 30,
	2026	2025
Electronic equipment and vehicles	$163,704	$155,753
Less: accumulated depreciation	(59,535)	(46,854)
Property, plant and equipment, net	$104,169	$108,899

Depreciation expense was $10,006 and $17,278 for the years ended June 30, 2026 and 2025, respectively.